FINANCIAL INSTRUMENTS (Details 27) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 39,859
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted	$ 543,142
Financial guarantee one [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 488
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee one [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Suretyship not supportive and cumulative
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 236,117
Name of guarantor	Joint Ventures (Uruguay)
Financial guarantee two [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of functional currency	Chilean Pesos
Financial guarantee granted	$ 209
Name of guarantor	Directorate General of Maritime Territory and Merchant Marine
Financial guarantee two [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Full Guarantee
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 300,000
Name of guarantor	Arauco North America, Inc. (USA)
Financial guarantee three [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil
Description of assets pledged	Property plant and equipment
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 38,036
Name of guarantor	BNDES
Financial guarantee three [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of functional currency	U.S. Dollar
Financial guarantee granted	$ 1,996
Name of guarantor	Arauco Forest Brasil y Mahal (Brasil)
Financial guarantee four [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Forest Brasil S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 529
Name of guarantor	Bank Votorantim S.A.
Financial guarantee four [Member] | Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Nature of guarantee granted	Guarantee letter
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 5,029
Name of guarantor	Arauco Forest Brasil y Mahal (Brasil)
Financial guarantee five [Member] | Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Name of subsidiary	Arauco Florestal Arapoti S.A.
Nature of guarantee granted	Endorsement of Arauco do Brasil
Description of functional currency	Brazilian Real
Financial guarantee granted	$ 597
Name of guarantor	Bank Votorantim S.A.